Offerings	Jul. 22, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,332,228
Proposed Maximum Offering Price per Unit | $ / shares	12.29
Maximum Aggregate Offering Price	$ 16,373,082.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,506.87
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactionsAmount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.00015310.Represents shares of Common Stock issued pursuant to stock awards under the 2024 Plan.The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on July 17, 2025, a date within five (5) business days prior to the date of the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	659,097
Proposed Maximum Offering Price per Unit | $ / shares	12.29
Maximum Aggregate Offering Price	$ 8,100,302.13
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,240.23
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactionsAmount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.00015310.The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on July 17, 2025, a date within five (5) business days prior to the date of the filing of this Registration Statement.Represents shares of Common Stock that are reserved for issuance pursuant to future awards under the 2024 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	12.29
Maximum Aggregate Offering Price	$ 24,580,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,763.43
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional securities as may be issuable to prevent dilution resulting from stock splits, dividends or similar transactionsAmount of the registration fee was calculated in accordance with Section 6(b) and Rule 457 under the Securities Act and was determined by multiplying the aggregate offering price by 0.00015310.The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on July 17, 2025, a date within five (5) business days prior to the date of the filing of this Registration Statement.Represents shares of Common Stock that are reserved for issuance pursuant to future awards under the 2025 Plan.